Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Investments

8. Investments

	Equity investments accounted for using the equity method(i)	Equity investments without readily determinable fair values (ii)	Total
	US$	US$	US$
Balance as of December 31, 2022	5,799,737	869,918	6,669,655
Disposal	-	(353,062)	(353,062)
Share of gain in equity method investee	4,832	-	4,832
Foreign exchange translation	(165,593)	(23,891)	(189,484)
Balance as of December 31, 2023	5,638,976	492,965	6,131,941
Additions	13,897,189	-	13,897,189
Transfer from the investment in subsidiary to equity investment	2,670,219	-	2,670,219
Share of gain in equity method investee	94,183	-	94,183
Foreign exchange translation	(390,525)	(13,467)	(403,992)
Balance as of December 31, 2024	21,910,042	479,498	22,389,540

(i)	Equity investments accounted for using equity method

On December 1, 2022, Huadong invested RMB 40 million into Zhongxiangxin, and obtained 25% ownership interest of Zhongxiangxin. Zhongxiangxin manufactures and sells medical materials in the PRC. The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. For the years ended December 31, 2024, 2023 and 2022, the investment gain from Zhongxiangxin was $6,578, $4,832 and $290, respectively.

On February 26, 2024, the Company transferred its 45% equity interest in Hainan Guoxie from Kangfu to Huadong, and the remaining 10% equity interest was sold to a third party, Yangzhou Boxin Medical Equipment Co., Ltd. (“Boxin”) in exchange for $637,940 (RMB4.4 million) in consideration. After the transaction, the Company no longer controls Hainan Guoxie. The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest in or otherwise exercise control over the equity investee. During March 1, 2024 to December 31, 2024, the investment gain from Hainan Guoxie was $83,856.

On November 5, 2024, Huadong invested $13.7 million (RMB 100 million) into Jiangsu Guomai and obtained 40% ownership interest of Jiangsu Guomai with an equity method goodwill of $7.9 million (RMB57.6 million). Jiangsu Guomai manufactures and sells medical materials in the PRC. The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. The difference between the carrying value of the equity interests in Jiangsu Guomai and the Group’s share of the carrying value of Jiangsu Guomai’s net assets is a basis difference, which was mainly allocated to amortizable land use right of $0.3 million (or RMB2.0 million) with a amortization period of 27 years, goodwill of $7.9 million (or RMB57.6 million) and deferred tax liabilities of $0.07 million (or RMB0.5 million) as of December 31, 2024. For the year ended December 31, 2024, the investment gain from Jiangsu Guomai was $3,749.

The Company summarizes the condensed financial information of the Group’s equity investments in Jiangsu Guomai under equity method as below:

	For the years ended December 31,
	2024	2023	2022
	US$	US$	US$

Revenue	10,794,434	9,141,200	7,128,205
Gross profit	1,284,680	1,421,801	960,094
Net income (loss)	113,092	333,760	18,660
	December 31, 2024	December 31, 2023
	US$	US$
Current assets	13,208,065	3,417,004
Non-current assets	7,980,514	7,888,311
Total assets	21,188,579	11,305,315

Current liabilities	7,036,173	6,616,673
Non-Current liabilities	-	-
Total liabilities	7,036,173	6,616,673

(ii)	Equity investments without readily determinable fair value

On March 3, 2011, Yada invested RMB 6 million into Yangzhou Juyuan Guarantee Co., Ltd. (“Juyuan”) and obtained 12% equity interest of Juyuan. Juyuan mainly provides financing guarantee services and relevant consulting services to customers. Juyuan has only one executive director and one supervisor. Neither the executive director nor supervisor is related to Yada. Therefore, Yada has neither control nor significant influence over Juyuan. For the Company’s passive and without significant influence or control equity investment in a private company which does not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. On January 5, 2023, majority shareholder of Juyuan purchased 5% equity interest of Juyuan from Yada for a consideration of RMB 2.5 million ($353,062). The carrying value of the investment amounted to $479,498 as of December 31, 2024.

For the years ended December 31, 2024, 2023 and 2022, no impairment indicators were identified and no loss related to revaluation of its investment in the private company was recorded.